Ropes & Gray LLP

Three Embarcadero Center

San Francisco, California 94111-4006

Colleen Bathen Meyer
T +1 415 315 6366
F +1 415 315 4819
colleen.meyer@ropesgray.com

August 26, 2015

VIA EDGAR

Securities and Exchange Commission

Division of Investment Management

100 F Street, N.E.

Washington, DC 20549-1090

Re:                             Schroder Series Trust (the “Trust”) (File Nos. 33-65632; 811-7840)

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “Securities Act”), the undersigned has been authorized by the Trust to submit this filing in lieu of a filing under Rule 497(c) under the Securities Act, and to certify that the definitive form of the Prospectus dated August 26, 2015, for Schroder Emerging Markets Small Cap Fund and Schroder Short Duration Bond Fund, each a series of the Trust, does not differ from that contained in the Trust’s most recent amendment to its registration statement, which was filed electronically with the Securities and Exchange Commission on August 25, 2016 pursuant to Rule 485(b) under the Securities Act.

Please contact me at (415) 315-6366 with any questions or comments regarding this matter.

Kind regards,

/s/ Colleen B. Meyer, Esq.

Colleen B. Meyer, Esq.

cc:                                Carin F. Muhlbaum, Esq.

Abby L. Ingber, Esq.

Reid B. Adams, Esq.

Timothy W. Diggins, Esq.